Convertible Notes - Schedule of Net Carrying Amount of Convertible Notes (Details) - USD ($)	Sep. 30, 2024	Mar. 31, 2024
Schedule of Net Carrying Amount of Convertible Notes [Line Items]
Principal outstanding	$ 1,329,167	$ 1,874,479
Unamortized issuance cost	(69,329)	(94,384)
Net carrying value	1,259,838	1,780,095
Convertible Note – 2024-1 [Member]
Schedule of Net Carrying Amount of Convertible Notes [Line Items]
Principal outstanding	531,667	531,667
Unamortized issuance cost	(26,805)	(51,288)
Net carrying value	504,862	480,379
Convertible Note – 2024-2 [Member]
Schedule of Net Carrying Amount of Convertible Notes [Line Items]
Principal outstanding	797,500
Unamortized issuance cost	(42,524)
Net carrying value	$ 754,976
Convertible Note – 2022-2 (new) [Member]
Schedule of Net Carrying Amount of Convertible Notes [Line Items]
Principal outstanding		811,145
Unamortized issuance cost
Net carrying value		811,145
Convertible Note – 2023-2 [Member]
Schedule of Net Carrying Amount of Convertible Notes [Line Items]
Principal outstanding		531,667
Unamortized issuance cost		(43,095)
Net carrying value		$ 488,572